Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 157,371	$ 212,760
Short term investments	49,983	85,295
Prepaid expenses and other receivables	3,366	5,100
Finance lease receivable-current	1,403	4,294
Assets held for sale	20,254	22,881
Current assets of discontinued operations	106	630
Total current assets	232,483	330,960
Property, plant and equipment, net	26,830	25,945
Finance lease receivable-non current		1,048
Land use rights	11,562	9,645
Other assets	605	155
Total assets	271,480	367,753
Current liabilities:
Short term bank borrowing	40,000	40,000
Accrued expenses and other payables	2,819	7,219
Dividend payable	2,936	3,409
Current liabilities of discontinued operations	160	173
Total current liabilities	$ 5,915	$ 50,801
Commitments and contingencies (Note 16)
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 42,618,322 and 36,699,572 shares as at December 31, 2014 and 2015, respectively)	$ 367	$ 426
Additional paid-in capital	243,280	274,276
Retained earnings	26,343	42,258
Accumulated other comprehensive loss	(4,425)	(8)
Total shareholders' equity	265,565	316,952
Total liabilities and equity	$ 271,480	$ 367,753